UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Bluegrass Corporate Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Bluegrass Corporate Center, Suite 100 Lexington KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
24.74% of Net Assets
Albertville AL Warrants	5.000%	02/01/2035	AA-*	$110,000	$123,648
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	193,256
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	400,000	457,904
Phenix City AL Schools Warrants Series B	5.000	08/01/2024	A+*	200,000	222,938
Scottsboro AL Warrants	5.000	07/01/2028	A+*	250,000	282,420
AL State Public Schools & College Authority Capital Improvement	5.000	12/01/2024	Aa1/AA*	100,000	117,124
AL State Public Schools & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	745,792
AL State Public Schools & College Authority Refinancing Series A	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	145,703
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	54,210
Etowah County AL Board of Education Capital Outlay Warrants	5.000	09/01/2037	A+*	200,000	220,692
Madison County AL Board of Education Capital Outlay Tax	5.000	09/01/2025	Aa3/AA-*	100,000	113,934
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA-*	285,000	316,108
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2034	Aa3/AA-*	505,000	557,813
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3/AA-*/AA-@	200,000	218,278
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	800,000	898,952
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	890,000	997,014
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	324,387
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	107,398
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	101,186
Troy AL Public Educational Building Authority Educational	5.300	12/01/2036	A2/AA-*	225,000	251,773

					6,450,530
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
22.91% of Net Assets
Mobile AL Spring Hill College Education Building	5.100	09/01/2019	Baa3	120,000	120,258
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	100,156
AL State Private Colleges & Universities Tuskegee University	4.800	09/01/2026	AA-*	500,000	520,755
AL State University Revenue General Tuition and Fee	5.300	09/01/2034	A2/AA-*	75,000	84,141
Auburn University AL General Fee Revenue Series A	5.000	06/01/2032	Aa2/AA-*	45,000	49,379
Auburn University AL General Fee Revenue Series A	5.000	06/01/2027	Aa2/AA-*	300,000	338,952
Auburn University AL General Fee Revenue Series A	5.000	06/01/2033	Aa2/AA-*	420,000	469,144
Auburn University AL General Fee Revenue Series A	5.000	06/01/2038	Aa2/AA-*	600,000	665,886
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	58,059
Auburn University General Fee Revenue Series A	5.000	06/01/2036	Aa2/AA-*	150,000	169,280
Jacksonville AL State University Revenue Tuition and Fee	5.100	12/01/2033	AA-*	450,000	489,491
Tuscaloosa AL Public Education Building Authority Student Housing	6.400	07/01/2028	AA-*	250,000	292,873
Tuscaloosa AL Public Education Building Authority Student Housing	6.800	07/01/2033	AA-*	495,000	587,827
University of AL General Revenue Series A	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	362,242
University of AL General Revenue Series A	5.000	07/01/2032	Aa2/AA-*/AA+@	500,000	552,910
University of Alabama General Revenue Series A	5.000	07/01/2034	Aa2/AA-*	250,000	282,450
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	117,331
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	604,753
University of South AL University Revenues Facilities Capital	4.800	08/01/2033	Aa1/AA+*	100,000	107,500

					5,973,387
MUNICIPAL UTILITY REVENUE BONDS
17.59% of Net Assets
Tallassee AL Water Gas and Sewer Warrants	5.100	05/01/2036	A2/AA-*	75,000	84,397
Trussville AL Warrants	4.800	10/01/2021	Aa2	85,000	86,057
AL Drinking Water Finance Authority Revolving Fund Loan	4.800	08/15/2027	NR	75,000	75,566
Bessemer AL Governmental Utility Services Water Supply	4.800	06/01/2033	A2	100,000	105,968
Birmingham AL Waterworks Board Water Revenue	4.800	01/01/2036	Aa2/AA*	215,000	231,596
Birmingham AL Waterworks Board Water Revenue Series A	5.000	01/01/2026	Aa2/AA*	80,000	90,466
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3/AA-*/A-@	150,000	165,573
Cullman AL Utility Board Water Revenue	4.800	09/01/2037	Aa3/AA-*	650,000	711,152
Cullman County AL Water Revenue	5.000	05/01/2021	Baa2/A+*	125,000	133,840
Fort Payne AL Waterworks Board Water Revenue	4.800	07/01/2034	AA-*	100,000	109,019
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	339,626
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	512,394
Limestone County AL Water and Sewer Authority Water Revenue	5.000	12/01/2029	A+*	275,000	287,265
Muscle Shoals AL Utilities Board Water and Sewer Revenue	5.800	12/01/2033	AA-*	430,000	491,748
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA-*	375,000	416,920
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA-*	250,000	278,750
Opelika AL Water Board Revenue	5.300	06/01/2036	Aa3/A+*	70,000	78,559
Phenix City AL Water and Sewer Revenue	5.000	08/15/2034	A3/AA-*/AA-@	275,000	305,198
West Morgan East Lawrence AL Water and Sewer Revenue	4.800	08/15/2030	AA-*	75,000	81,710

					4,585,804
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.04% of Net Assets
Tuscaloosa AL Warrants Series A	5.000	10/15/2034	Aa1/AA+*	175,000	194,941
Tuscaloosa AL Warrants Series A	5.100	01/01/2039	Aa1/AA+*	150,000	166,483
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	278,223
Enterprise AL Warrants General Obligation	5.000	10/01/2019	NR	55,000	57,792
Enterprise AL Warrants General Obligation	5.000	10/01/2023	NR	450,000	471,402
Mobile AL Refunding Warrants Series A	5.000	02/15/2027	Aa2/AA-*	335,000	375,274
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA-*	125,000	140,129
AL State Incentives Financing Authority Special Obligation Series A	5.000	09/01/2037	Aa3/A+*	800,000	897,664
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Baa3	35,000	35,270

					2,617,178
PUBLIC FACILITIES REVENUE BONDS
9.75% of Net Assets
Anniston AL Public Building Authority DHR Project	5.300	05/01/2030	AA-*	50,000	56,558
Anniston AL Public Building Authority Revenue	5.500	05/01/2033	AA-*	200,000	228,700
Anniston AL Public Building Authority	5.000	03/01/2032	A2/AA-*	400,000	449,740
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA-*	250,000	281,515
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	421,050
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	193,842
AL State Series A	4.600	09/01/2022	Aa1/AA*	100,000	102,158
Lowndes County AL Warrants	5.300	02/01/2037	A2/AA-*	250,000	274,725
Montgomery AL Warrants Series A	5.000	02/01/2030	Aa2/AA+*	300,000	342,429
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa2/AA-*	175,000	190,101

					2,540,818

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
9.50% of Net Assets
AL State Board of Education Revenue Calhoun Community	5.000%	05/01/2022	A1	$450,000	$477,414
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa2/AA+*	260,000	287,846
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2016	Aa1/AA+*	295,000	331,058
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	A2/AA-*	190,000	206,277
Gadsden AL Warrants Series B	4.600	08/01/2022	NR	100,000	102,441
Montgomery AL Warrants	5.000	01/01/2023	Aa2/AA+*	80,000	90,038
Montgomery AL Waterworks and Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa1/AAA*	250,000	272,535
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3	100,000	104,749
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	26,187
Oxford AL Warrants Series A	5.000	10/01/2036	Aa2	50,000	54,527
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	158,187
University of AL General Revenue Series A	5.000	07/01/2034	Aa2/AA-*/AA+@	350,000	365,789

					2,477,048
ESCROWED TO MATURITY BONDS
1.35% of Net Assets
West Morgan – East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2/AA-*	300,000	352,392

					352,392
REFUNDING BONDS
1.00% of Net Assets
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	259,945

					259,945
STATE AND LOCAL MORTGAGE REVENUE BONDS
.70% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.400	10/01/2033	Aaa	170,000	182,347

					182,347
INDUSTRIAL REVENUE BONDS
.49% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	25,000	25,036
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	102,076

					127,112
HOSPITAL AND HEALTHCARE REVENUE BONDS
.40% of Net Assets
Huntsville AL Health Care Authority Series A	5.000	06/01/2024	A1	100,000	104,758

					104,758

Total Investments (cost $24,066,117) (See (a) below for further explanation) 98.47% of Net Assets					$25,671,319

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,638,520
Unrealized depreciation	(33,318)

Net unrealized appreciation	$1,605,202

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,671,319
Level 3	Significant Unobservable Inputs	—

$25,671,319

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
22.71% of Net Assets
KY Asset Liability Commission General Fund	5.000%	05/01/2020	Aa3/A+*/A+@	$2,000,000	$2,164,740
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*/A+@	5,600,000	6,010,480
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*/A+@	5,880,000	6,287,014
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*/A+@	1,000,000	1,063,260
Ky State Property & Building #93	5.250	02/01/2025	Aa3/AA-*/A+@	7,250,000	8,425,515
KY State Property & Building #93	4.875	02/01/2028	Aa3/AA-*/A+@	500,000	551,000
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA-*/A+@	10,500,000	11,895,135
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA-*/A+@	500,000	555,465
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA-*/A+@	22,390,000	25,210,692
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/A+@	5,000,000	5,706,250
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/A+@	2,505,000	3,050,063
KY State Property & Building #100	5.000	08/01/2026	Aa3/A+*/A+@	2,000,000	2,338,200
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/A+@	1,710,000	1,977,051
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/A+@	4,000,000	4,592,720
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/A+@	2,500,000	2,852,600
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/A+@	7,980,000	9,080,362
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/A+@	5,100,000	5,783,196
KY State Property & Building #87	5.000	03/01/2019	Aa3/A+*/A+@	3,000,000	3,445,740
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*/A+@	1,665,000	1,877,471
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*/A+@	5,175,000	5,797,656
KY State Property & Building #87	5.000	03/01/2025	Aa3/A+*/A+@	14,835,000	16,554,377
KY State Property & Building #87	5.000	03/01/2026	Aa3/A+*/A+@	8,230,000	9,101,639
KY State Property & Building #87	5.000	03/01/2027	Aa3/A+*/A+@	10,290,000	11,330,936
KY State Property & Building #88	5.000	11/01/2024	Aa3/A+*/A+@	1,355,000	1,542,681
KY State Property & Building #88	4.750	11/01/2027	Aa3/A+*/A+@	5,800,000	6,349,491
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/A+@	1,400,000	1,772,246
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA-*/A+@	5,000,000	5,749,750
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA-*/A+@	13,390,000	15,178,770
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA-*/A+@	4,900,000	5,521,810
KY State Property & Building #90	5.375	11/01/2023	Aa3/A+*/A+@	1,200,000	1,416,708
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/A+@	24,805,000	28,707,323
KY State Property & Building #91	5.750	04/01/2029	A1/A+*/A@	210,000	239,921
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	5,000,000	5,891,600
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	692,031
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,107,930
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,105,813
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,285,707
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,446,250

					225,659,593
MUNICIPAL UTILITY REVENUE BONDS
17.69% of Net Assets
Boone County KY Pollution Control Revenue – Dayton Power	4.700	01/01/2028	A3/BBB-*	6,195,000	6,342,565
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,710,422
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,702,511
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,898,352
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	12,328,087
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,952,725
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,328,980
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	A+*	1,000,000	1,001,850
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	525,000	580,183
Kentucky Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,272,217
Kentucky Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	1,016,893
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	1,210,000	1,219,293
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2038	Aa3/AA*/AA-@	12,500,000	13,105,500
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2022	Aa3/AA*/AA-@	2,855,000	3,080,602
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*/AA-@	2,990,000	3,217,091
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*/AA-@	3,135,000	3,362,820
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,285,000	3,512,979
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	14,000,000	14,901,740
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,594,417
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,514,337
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,921,857
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,133,420
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	8,007,510
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,953,417
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,459,402
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,948,200
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	23,380,000	26,720,533
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,240,380
Louisville & Jefferson County Waterworks	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,920,326
Northern KY Water District	4.125	02/01/2021	Aa3	1,380,000	1,391,978
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,444,500
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,195,123
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,176,690
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,858,555
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	4,031,581
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,158,480
Northern Ky Water District	5.000	02/01/2027	Aa3	4,315,000	4,973,469
Owensboro Water Revenue	5.000	09/15/2025	A1	545,000	623,758

					175,802,743
PREREFUNDED BONDS
12.96% of Net Assets
Ballard County KY School District Finance Corporation	5.000	06/01/2020	Aa3	1,240,000	1,307,096
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3	3,085,000	3,265,226
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3	4,070,000	4,280,623
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3	4,265,000	4,485,714
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa3	2,440,000	2,576,908
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,891,360
Daviess County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,218,906
Eastern Kentucky University Consolidated Education Building	5.000	05/01/2021	Baa2/A*	1,580,000	1,660,327
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AA*	6,985,000	7,632,998
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AA*	7,340,000	8,020,932

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Jefferson County KY School District Finance Corporation	4.500%	07/01/2023	Aa2/AA-*	$2,500,000	$2,818,450
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA-*	7,545,000	8,536,488
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA-*	5,025,000	5,746,088
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,279,363
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,712,048
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	4,923,114
KY Area Development DistrictsFinancing Lease – Ewing	4.700	06/01/2024		2,625,000	2,643,480
KY State Property & Building #81	5.000	11/01/2018	A1/A+*/A+@	1,720,000	1,769,312
KY State Property & Building #81	5.000	11/01/2019	A1/A+*/A+@	2,385,000	2,453,521
KY State Property & Building #81	5.000	11/01/2020	A1/A+*/A+@	3,560,000	3,661,211
KY State Property & Building #81	5.000	11/01/2022	A1/A+*/A+@	3,930,000	4,039,333
KY State Property & Building #85	5.000	08/01/2020	Aa3/AA-*	5,760,000	6,382,598
KY State Property & Building #85	5.000	08/01/2022	Aa3/AA-*	8,200,000	9,086,338
KY State Property & Building #85	5.000	08/01/2024	Aa3/AA-*	8,300,000	9,197,147
KY State Property & Building #85	5.000	08/01/2025	Aa3/AA-*	2,500,000	2,770,225
Knox County General Obligation	5.625	06/01/2036		2,490,000	2,831,504
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,755,000	1,850,174
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3	1,930,000	2,034,664
Louisville & Jefferson County Metropolitan Health – St. Marys	6.125	02/01/2037		1,300,000	1,624,584
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,477,112
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,106,056
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa3	2,505,000	2,505,877
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,909,126
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3	1,000,000	1,059,240

					128,757,143
TURNPIKES AND TOLL ROAD BONDS
12.38% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa3/AA*/A+@	1,765,000	2,175,027
KY Asset Liability Project	5.000	09/01/2021	Aa3/AA*/A+@	1,570,000	1,910,392
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	Aa3/AA*/A+@	3,500,000	4,226,460
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2022	Aa2/AA+*/A+@	1,625,000	1,780,496
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA+*/A+@	4,325,000	4,704,216
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2/AA+*/A+@	3,770,000	4,094,333
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	2,000,000	2,179,580
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,720,000	5,222,633
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2020	Aa2/AA+*/A+@	1,000,000	1,180,200
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,225,000	3,729,938
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	9,530,000	10,934,627
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	2,460,000	2,819,923
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,440,000	5,216,911
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	3,080,000	3,589,370
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	10,035,000	11,637,287
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,775,000	4,499,951
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	5,165,000	6,009,839
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,845,000	2,137,932
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	9,930,000	11,780,555
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,465,000	1,722,269
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2/AA+*/A+@	9,350,000	10,925,569
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	7,235,000	8,537,879
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA+*/A+@	8,755,000	10,199,400
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2/AA+*/A+@	1,500,000	1,831,740

					123,046,527
REFUNDING BONDS
9.62% of Net Assets
KY State Property & Building #80	5.250	05/01/2018	Aa3/A+*/A+@	2,940,000	3,526,383
KY State Property & Building #80	5.250	05/01/2020	Aa3/A+*/A+@	1,000,000	1,231,700
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/A+@	17,750,000	21,303,373
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*/A+@	24,220,000	30,140,821
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/A+@	10,000,000	12,109,500
KY State Property & Building #84	5.000	08/01/2021	Aa3/A+*/A+@	310,000	380,584
KY State Property & Building #84	5.000	08/01/2022	Aa3/A+*/A+@	18,000,000	22,234,500
KY State Property & Building #102	5.000	05/01/2024	Aa3/A+*/A+@	405,000	487,037
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	2,085,000	2,559,859
KY State Property & Building #104	5.000	11/01/2022	A1/A+*/A@	1,290,000	1,585,745

					95,559,502
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.59% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,205,264
Boyle County KY College Improvement-Centre College – A	4.750	06/01/2032	A3/AA-*	5,330,000	5,719,250
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,828,882
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA-*	7,405,000	8,084,778
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aa2/AA-*	3,700,000	4,034,850
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA-*	5,445,000	6,257,394
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,924,574
Louisville & Jefferson County University of Louisville Housing	5.000	06/01/2025		2,030,000	2,118,285
Louisville & Jefferson County Univeristy of Louisville	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,617,088
University of Louisville General Receipts	5.000	09/01/2029	Aa2/AA-*	2,280,000	2,630,048
University of Louisville	5.000	09/01/2030	Aa2/AA-*	440,000	505,428
University of Louisville	5.000	09/01/2031	Aa2/AA-*	2,580,000	2,940,968
Western KY University	5.000	05/01/2032	Aa3/A+*	1,500,000	1,722,975

					55,589,784
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.53% of Net Assets
Lexington- Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/A+@	5,000,000	5,514,000
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa2	8,675,000	8,695,300
KY Development Finance Authority – Kings Daughters	5.000	02/01/2030	A1/A+*/A+@	4,000,000	4,326,640
KY Development Finance Authority – Baptist Heathcare	5.375	08/15/2024	A1/AA-@	1,205,000	1,377,712
KY Development Finance Authority – Baptist Healthcare	5.625	08/15/2027	A1/AA-@	4,855,000	5,535,477
KY Development Finance Authority – St. Elizabeth	5.125	05/01/2029	AA-*/AA-@	2,750,000	2,996,318
KY Development Finance Authority – St. Elizabeth	5.375	05/01/2034	AA-*/AA-@	2,560,000	2,799,155

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Development Finance Authority – Catholic Health	5.000%	05/01/2029	Aa3/AA-*/AA-@	$2,500,000	$2,573,125
KY Development Finance Authority – Catholic Health	5.000	05/01/2029	Aa3/AA-*/AA-@	2,410,000	2,639,913
Louisville and Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	540,000	569,441
Louisville & Jefferson County Metropolitan Health – Norton Health	5.000	10/01/2030	A-*/A-@	2,000,000	2,095,540
Louisville & Jefferson County Metropolitan Health – Norton Health	5.250	10/01/2036	A-*/A-@	3,460,000	3,648,916
Louisville and Jefferson County Catholic Health Initiatives	5.000	12/01/2030	Aa3/AA-*/AA-@	1,000,000	1,131,050
Louisville and Jefferson County Catholic Health Initiatives	5.000	12/01/2035	Aa3/AA-*/AA-@	5,000,000	5,575,700
Louisville and Jefferson County Catholic Health Initiatives	5.000	12/01/2031	Aa3/AA-*/AA-@	2,750,000	3,082,668
Pike County KY Mortgage Revenue – Phelps Regional Health	5.650	09/20/2027		2,370,000	2,371,564

					54,932,519
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.62% of Net Assets
Greater KY Housing Assistance Corporation – Chenowith Woods	6.100	01/01/2024	Baa2	400,000	400,472
KY Economic Development Finance Authority – Christian Care	5.375	11/20/2035	AA+*	1,905,000	2,028,958
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	989,539
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,301,293
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,006,850
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,411,438
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	1,180,000	1,183,033
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,091,240
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,405,000	2,503,894
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,619,809
KY Housing Corporation	5.375	07/01/2033	Aaa/AAA*	4,175,000	4,387,967
KY Housing Corporation	5.450	07/01/2038	Aaa/AAA*	335,000	335,144
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	3,200,000	3,378,912
KY Housing Corporation	5.150	07/01/2039	Aaa/AAA*	2,480,000	2,592,790
KY Housing Corporation	4.625	07/01/2033	Aaa/AAA*	415,000	433,704
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	4,140,000	4,302,164

					35,967,207
SCHOOL IMPROVEMENT BONDS
3.37% of Net Assets
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,082,860
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,069,092
Fayette County School District Finance Corporation	5.000	06/01/2031	Aa2/AA*	3,705,000	4,212,622
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,915,469
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,332,663
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	502,907
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	525,968
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA-*	3,770,000	4,131,279
Jefferson County KY School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,306,000
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,606,874
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,409,560
Scott County KY School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,820,420
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	552,920

					33,468,634
ESCROWED TO MATURITY BONDS
3.29% of Net Assets
Jefferson County KY Health Facilities – Alliant Health	5.125	10/01/2017		3,980,000	4,228,193
Jefferson County KY Health Facilities – Alliant Health	5.125	10/01/2018		26,740,000	28,479,972

					32,708,165
PUBLIC FACILITIES REVENUE BONDS
2.34% of Net Assets
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	957,146
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,944,364
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,258,040
Muhlenberg County KY Refunding& Improvement	4.500	04/01/2028	A1	730,000	801,445
Taylor County Detention Facility	4.750	09/01/2027	Aa3	2,110,000	2,280,741
Louisville & Jefferson CountyInternational Convention Center	4.500	12/01/2023	A2/AA-*	2,340,000	2,453,139
Louisville & Jefferson CountyInternational Convention Center	4.500	12/01/2024	A2/AA-*	2,250,000	2,357,438
Louisville & Jefferson CountyInternational Convention Center	4.600	12/01/2025	A2/AA-*	1,490,000	1,560,537
Louisville & Jefferson CountyMetropolitan Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	740,313
Louisville & Jefferson CountyMetropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	3,288,752
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,635,968

					23,277,883

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AIRPORT BONDS
.42% of Net Assets
Lexington Fayette Urban County Airport Board	5.000%	07/01/2030	Aa2/AA*	$600,000	$697,404
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2/AA*	1,430,000	1,639,710
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2/AA*	520,000	592,675
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2/AA*	1,150,000	1,293,095

					4,222,884

Total Investments (cost $916,474,896)(See (a) below for further explanation) 99.52% of Net Assets					988,992,584

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$73,077,592
Unrealized depreciation	(559,905)

Net unrealized appreciation	$72,517,687

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	988,992,584
Level 3	Significant Unobservable Inputs	—

$988,992,584

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
27.90% of Net Assets
KY State Property & Building #94	5.000%	05/01/2014	Aa2/A+*/A+@	$1,000,000	$1,049,830
KY State Property & Building #94	5.000	05/01/2017	Aa2/A+*/A+@	500,000	578,674
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/A+@	200,000	234,370
KY State Property & Building #100	5.000	08/01/2019	Aa3/A+*/A+@	1,600,000	1,935,376
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/A+@	500,000	585,925
KY State Property & Building #87	5.000	03/01/2017	Aa3/A+*/A+@	850,000	982,320
KY State Property & Building #87	5.000	03/01/2018	Aa3/A+*/A+@	100,000	115,776
KY State Property & Building #87	5.000	03/01/2020	Aa3/A+*/A+@	4,500,000	5,129,505
KY State Property & Building #88	5.000	11/01/2014	Aa3/A+*/A+@	1,000,000	1,072,580
KY State Property & Building #88	5.000	11/01/2015	Aa3/A+*/A+@	955,000	1,063,154
KY State Property & Building #89	5.000	11/01/2014	Aa3/AA-*/A+@	2,000,000	2,145,160
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA-*/A+@	2,230,000	2,475,835
KY State Property & Building #89	3.750	11/01/2017	Aa3/AA-*/A+@	100,000	112,550
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/A+@	190,000	226,681
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/A+@	1,415,000	1,728,875
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA-*/A+@	200,000	237,644
KY State Property & Building #90	5.000	11/01/2015	Aa3/A+*/A+@	250,000	277,560
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/A+@	250,000	300,628
KY State Property & Building #90	5.750	11/01/2019	Aa3/A+*/A+@	200,000	247,118
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/A+@	495,000	585,253
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	100,000	117,832
KY State Property & Building #93	5.250	02/01/2018	Aa3/A+*/A+@	510,000	606,599
KY State Property & Building #93	5.250	02/01/2021	Aa3/AA-*/A+@	200,000	238,216
KY State Property & Building #85	5.000	08/01/2016	Aa3/AA-*/A+@	835,000	917,005
KY Asset Liability Commission	5.000	05/01/2016	Aa3/A+*/A+@	1,000,000	1,091,540
KY Association of Counties	4.250	02/01/2017	AA-*	500,000	548,580
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	128,491
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	290,552
KY Infrastructure Authority	5.250	08/01/2013	AA*	435,000	441,782

					25,465,411
TURNPIKES AND TOLL ROAD BONDS
15.41% of Net Assets
KY Asset Liability Project Notes	5.000	09/01/2016	Aa3/AA*/A+@	2,000,000	2,166,560
KY Asset Liability Project Notes	5.000	09/01/2015	Aa3/AA*/A+@	275,000	304,086
KY Asset Liability Project Notes	4.500	09/01/2016	Aa3/AA*/A+@	175,000	197,211
KY Asset Liability Project Notes	5.000	09/01/2017	Aa3/AA*/A+@	1,500,000	1,766,190
KY Asset Liability Projects – Federal Highway	4.200	09/01/2018	Aa3/AA*/A+@	1,500,000	1,685,760
KY Asset Liability Project Notes	4.300	09/01/2019	Aa3/AA*/A+@	1,400,000	1,573,600
KY Turnpike Authority EconomicDevelopment	5.000	07/01/2019	Aa2/AA+*/A+@	2,250,000	2,465,303
KY Turnpike Authority EconomicDevelopment	5.000	07/01/2017	Aa2/AA+*/A+@	2,570,000	2,932,524
KY Turnpike Authority Economic Development Road Revenue	4.125	07/01/2019	Aa2/AA+*/A+@	105,000	119,398
KY Turnpike Economic Development	5.000	07/01/2016	Aa2/AA+*/A+@	750,000	852,923

					14,063,555
SCHOOL IMPROVEMENT BONDS
14.29% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	771,594
Boone County School District Finance Corporation	4.000	08/01/2018	Aa3	145,000	154,693
Breathitt County School District Finance Corporation	3.875	07/01/2017	Aa3	280,000	297,928
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa3	150,000	157,415
Campbell County School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	959,079
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	331,800
Daviess Co School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	111,516
Fayette County KY School District Finance Corporation	4.000	06/01/2019	Aa2/AA*	140,000	150,364
Fayette County School District Finance Corporation	4.375	05/01/2021	Aa2/AA*	200,000	221,140
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	192,121
Grant County School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	208,590
Hardin County School District Finance Corporation	4.000	02/01/2019	Aa3	1,475,000	1,548,057
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa3	200,000	213,274
Jefferson County School District Finance Corporation	5.250	01/01/2017	Aa2/AA-*	200,000	232,480
Jessamine County KY School District	4.100	01/01/2018	Aa3	100,000	105,119
Johnson County School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	196,846
Laurel County School District Finance Corporation	4.500	06/01/2020	Aa3	350,000	393,694
Madison County KY School District Finance Corporation	3.600	02/01/2017	Aa3	300,000	314,760
Oldham County School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,900,142
Pendleton County School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	492,543
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	829,345
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,438,767
Warren Co School District Finance Corporation	4.000	04/01/2018	Aa3	725,000	820,744

					13,042,011
REFUNDING BONDS
10.96% of Net Assets
KY State Property & Building #82	5.250	10/01/2015	Aa3/AA-*/A+@	2,525,000	2,812,168
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA-*/A+@	1,260,000	1,498,543
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/A+@	775,000	886,228
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/A+@	1,750,000	2,123,608
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/A+@	1,000,000	1,210,950
KY State Property & Building #101	5.000	10/01/2019	Aa3/A+*/A+@	1,050,000	1,274,165
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	200,284

					10,005,946

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.83% of Net Assets
Boyle County Centre College	5.000%	06/01/2018	A3/AA-*	$200,000	$229,974
Boyle County College – CenterCollege	5.000	06/01/2020	A3/AA-*	150,000	169,411
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,388,050
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA-*	1,750,000	1,898,383
Ky Asset Liability University of Kentucky Project Notes	4.450	10/01/2020	Aa2/AA-*	500,000	538,744
KY Asset Liability Commission University of KY Project	5.000	10/01/2019	Aa2/AA-*	320,000	373,363
KY Asset Liability University of Kentucky	4.000	10/01/2019	Aa2/AA-*	100,000	110,099
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa2/AA-*	300,000	335,325
Northern Ky University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	170,726
Western KY University	4.000	09/01/2020	Aa3/A+*	290,000	317,405
Western KY University	3.000	09/01/2014	Aa3/AA-*	1,000,000	1,029,810
Western Ky University	4.000	09/01/2017	Aa3/AA-*	2,145,000	2,410,959

					8,972,249
MUNICIPAL UTILITY REVENUE BONDS
8.04% of Net Assets
Bourbon County Public Project	3.800	02/01/2019	A2	260,000	282,035
KY State Rural Water Corporation	3.000	02/01/2018	A+*	530,000	573,699
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	584,022
Kentucky Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	322,536
Kentucky Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	269,297
KY Rural Water Finance Corporation	3.625	02/01/2016	Baa2/A+*	150,000	151,722
KY Rural Water Finance Corporation	4.000	02/01/2014	Baa2/A+*	175,000	177,064
KY State Rural Water Finance Corporation	4.500	08/01/2021	Baa2/A+*	100,000	112,383
Lawrenceburg Water and Sewer	3.000	10/01/2018	A1	375,000	405,874
Louisville & Jefferson County Metropolitan Sanitary Sewer	5.000	05/15/2016	Aa3/AA*/AA-@	500,000	545,495
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,380,528
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2016	Aa3/AA*	100,000	113,291
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	500,000	547,285
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,094,570
Paducah Electric Plant	3.000	10/01/2014	A3/A-@	750,000	776,873

					7,336,674
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.24% of Net Assets
KY State Asset/Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA-*	105,000	117,081
Ky Asset Liability Comission Revenue University of Kentucky	4.125	10/01/2019	Aa2/AA-*	150,000	168,848
KY State Asset/Liability Commission University of Kentucky	5.000	10/01/2020	Aa2/AA-*	150,000	173,585
KY Development Finance Authority – Kings Daughters	5.000	02/01/2016	A1/A+*/A+@	1,000,000	1,103,170
KY Economic Development – Baptist Healthcare System	4.750	08/15/2019	A1/AA-@	110,000	123,978
KY Development Finance Authority – St. Elizabeth	5.000	05/01/2015	AA-*/AA-@	400,000	432,600
KY Economic Development Finance Authority – Catholic Health	4.000	05/01/2015	Aa3/AA-*/AA-@	250,000	258,760
KY Economic Development Finance Authority – Norton Health	6.000	10/01/2018	Baa2	560,000	576,845

					2,954,867
PUBLIC FACILITIES REVENUE BONDS
2.95% of Net Assets
Adair County Public Properties	4.000	12/01/2022	Aa3	170,000	184,703
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,673,302
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	504,994
Todd County Public Properties- Court House Facilities	3.250	06/01/2019	Aa3	100,000	110,159
Whitley County Public Properties – Justice Center	3.375	09/01/2019	Aa3	200,000	222,496

					2,695,654
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.56% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	753,195
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,582,875

					2,336,070

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
2.32% of Net Assets
Christian County School District Finance Corporation	4.000%	08/01/2019	Aa3	$720,000	$779,292
Clay County School District Finance Corporation	3.750	06/01/2017	Aa3	210,000	225,076
Jefferson County School District School Building Revenue	4.250	07/01/2017	Aa2/AA-*	175,000	195,458
KY Development Finance Authority – Norton Health	5.850	10/01/2015		885,000	919,559

					2,119,385

Total Investments (cost $84,130,423)(See (a) below for further explanation) 97.50% of Net Assets					$88,991,822

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,872,107
Unrealized depreciation	(10,708)

Net unrealized appreciation	$4,861,399

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	88,991,822
Level 3	Significant Unobservable Inputs	—

$88,991,822

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
26.00% of Net Assets
Alcorn State University Educational Building MS Revenue	5.100%	09/01/2034	Aa2	$95,000	$105,136
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	193,965
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	96,380
MS Development Bank Special Obligation Hinds College	5.100	10/01/2028	Aa2	100,000	113,491
MS Development Bank Special Obligation Hinds College	5.400	10/01/2033	Aa2	60,000	67,989
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA-*	55,000	62,245
MS Development Bank Special Obligation Jones County Junior	5.000	03/01/2033	AA-*	150,000	166,515
MS Development Bank Special Obligation Jones County Junior	5.100	03/01/2039	AA-*	45,000	49,666
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	A2/AA-*	100,000	111,357
MS State University Education Building Corporation Revenue	5.000	08/01/2024	Aa2/A+*/AA@	225,000	243,864
MS State University Education Building Corporation Revenue	5.000	08/01/2028	Aa2/A+*/AA@	30,000	32,184
MS State University Education Building Corporation Revenue	5.300	08/01/2033	Aa2/AA@	50,000	55,476
MS State University Education Building Corporation Revenue	5.000	08/01/2036	Aa2/AA@	175,000	195,855
University of Mississippi Education Building Corporation	5.000	10/01/2028	Aa2/AA@	200,000	231,140
University Southern MS Education Building – Series A	5.000	03/01/2022	Aa2	100,000	111,133
University Southern MS Education Building Corporation	5.000	03/01/2032	Aa2	50,000	53,768
University Southern MS Education Building Athletics	5.000	03/01/2034	Aa2	105,000	115,001
University Southern MS Education Building Corporation	5.100	09/01/2029	Aa2/A+*	100,000	112,270

					2,117,435
TURNPIKES AND TOLL ROAD BONDS
19.66% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	140,846
MS Development Bank Special Obligation Highway – Desoto	4.800	01/01/2035	Aa3/AA-*	225,000	242,123
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	327,907
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	245,000	275,941
MS Development Bank Special Obligation Highway Construction	4.800	01/01/2031	Aa3/AA-*	125,000	137,128
MS State Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3/AA-*	200,000	245,392
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3/AA-*	200,000	231,600

					1,600,937
PUBLIC FACILITIES REVENUE BONDS
16.12% of Net Assets
MS Development Bank Special Obligations Department of Corrections	5.300	08/01/2027	AA-*/AA@	50,000	57,326
MS Development Bank Special Obligation Department of Corrections	5.300	08/01/2027	AA-*/AA@	240,000	275,165
MS State Capital Improvement Projects Series A	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	170,321
MS State Capital Improvement Projects Series A	5.000	10/01/2036	Aa2/AA*/AA+@	480,000	548,131
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	Aa2/AA-*	125,000	151,375
MS State Development Bank Special Obligation Alcorn County	4.800	07/01/2031	AA-*	100,000	110,454

					1,312,772
MUNICIPAL UTILITY REVENUE BONDS
10.65% of Net Assets
Richland MS Tax Increment	5.600	06/01/2013		10,000	10,013
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2/AA-*	55,000	60,353
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	49,060
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	360,198
MS Development Bank Special Obligation Desoto County	5.300	07/01/2031	A*	225,000	243,650
MS State Development Bank Special Obligation Jackson Water	5.000	09/01/2030	Aa3/AA-*	125,000	143,729

					867,003
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.77% of Net Assets
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2/AA-*	80,000	90,904
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2/AA-*	150,000	166,656
MS Development Bank Special Obligation Canton Series A	5.800	10/01/2031	A2	370,000	430,506
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2031	NR	5,000	5,157
MS Development Bank Special Obligation Capital Projects	5.900	07/01/2024	NR	10,000	10,525
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	10,000	10,321

					714,069
REFUNDING BONDS
4.38% of Net Assets
MS State Refunding Series A	5.300	11/01/2019	Aa2/AA*/AA+@	50,000	62,259
MS State Development Bank Special Obligation Lowndes County	5.100	12/01/2027	AA-*	135,000	153,935
MS Development Bank Special Obligation Capital Improvement	5.300	07/01/2026	A2/AA-*	125,000	140,521

					356,715
SCHOOL IMPROVEMENT BONDS
4.04% of Net Assets
MD Development Bank Special Obligation Jackson Public	5.400	04/01/2028	A2	70,000	78,438
MS State Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	225,000	250,274

					328,712
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.41% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	142,606
MS Development Bank Special Obligation Jones County Rest Home	5.300	04/01/2028	A2/AA-*	120,000	134,912

					277,518

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
2.75% of Net Assets
MS Development Bank Special Obligation Jackson Water/Sewer	5.000%	09/01/2034	Aa3/AA-*	$210,000	$223,929

					223,929
AIRPORT BONDS
2.21% of Net Assets
Jackson MS Municipal Airport Authority	5.000	10/01/2031	A3/A-@	170,000	179,845

					179,845
STATE AND LOCAL MORTGAGE REVENUE BONDS
.38% of Net Assets
MS Home Corporation Single Family Mortgage Series E-1	5.100	12/01/2028	Aaa	30,000	31,012

					31,012
ESCROWED TO MATURITY BONDS
.33% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AA+*	25,000	26,517

					26,517

Total Investments (cost $7,552,093) (See (a) below for further explanation) 98.70% of Net Assets					$8,036,464

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$492,402
Unrealized depreciation	(8,031)

Net unrealized appreciation	$484,371

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,036,464
Level 3	Significant Unobservable Inputs	—

$8,036,464

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
20.48% of Net Assets
Mooresville NC Certificates of Participation	5.000%	09/01/2032	AA-*	$1,890,000	$2,049,592
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1/AA-*	780,000	872,781
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1/AA-*	750,000	819,728
Wilson County Certificates of Participation Public Facilities	5.000	05/01/2029	A1/AA-*	1,355,000	1,462,370
Asheville NC Water System Revenue	4.800	08/01/2027	Aa2/AA*	1,000,000	1,102,390
Beaufort NC Limited Obligation	5.000	06/01/2025	A1	500,000	587,555
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	811,553
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	3,108,243
NC State Municipal Power Agency #1 Catawba Electric Revenue Series B	5.000	01/01/2031	A2/A*/A@	900,000	1,034,703
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	/A-*A-@	1,000,000	1,109,700
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/A-@	1,000,000	1,315,140
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,220,300
NC Eastern Municipal Power Agency Series B	6.000	01/01/2022	A3/AA-*/AA-@	915,000	1,170,431
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.800	01/01/2030	A2/A*/A@	290,000	318,736
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,832,151
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	549,290
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	561,274

					20,925,937
SCHOOL IMPROVEMENT BONDS
17.34% of Net Assets
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA-*	2,045,000	2,343,283
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	1,000,000	1,076,530
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,157,420
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	855,563
Davie County NC Public Schooland Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,100,250
Davie County NC Public Schooland Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,837,554
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	584,309
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/A+*	750,000	831,390
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1/AA-*	300,000	336,093
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,111,730
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA-*	550,000	605,666
Mecklenburg County NC Certificates of Participation Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	464,584
Montgomery County NC Certificates of Participation Series A	5.000	02/01/2030	A-*	1,680,000	1,791,569
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,116,660
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2/AA-*	1,250,000	1,412,850
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2/AA-*	1,000,000	1,095,580

					17,721,031
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.52% of Net Assets
Pitt County NC Limited Obligation Series A	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	117,200
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	259,918
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	373,250
NC State University at Raleigh	5.000	10/01/2042	Aa1/AA*	750,000	868,943
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	573,855
NC Capital Facilities Financial Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,396,663
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	580,530
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	810,000	961,810
University NC Chapel Hill Revenue General Refunding	5.000	12/01/2034	Aaa/AA+*/AAA@	1,000,000	1,096,110
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aaa/AA+*/AAA@	1,215,000	1,406,873
University of NC at Charlotte Series A	5.000	04/01/2029	Aa3/AA-*	1,000,000	1,177,580
University of NC at Charlotte Series A	5.000	04/01/2031	Aa3/AA-*	750,000	876,015
University of NC Greensboro	5.000	04/01/2031	Aa3/A+*	500,000	578,850
University NC System Pool Revenue Series A	5.000	10/01/2033	Aa3/A+*	430,000	463,788
University of NC System Pool Revenue Series A	5.000	10/01/2026	Aa3	1,000,000	1,137,830
University of NC System Pool Revenue Series A	5.000	10/01/2033	Aa3	1,000,000	1,101,920
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	1,950,000	2,221,030
University of NC Wilmington Certificates of Participation	5.300	06/01/2025	A-*	1,000,000	1,069,910
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A-*	580,000	617,758

					16,879,833
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.35% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2031	Aa3/AA-*	450,000	481,887
Charlotte Mecklenburg Hospital Authority NC Healthcare	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,196,384
Charlotte-Mecklenburg Hospital	5.300	01/15/2039	Aa3/AA-*	750,000	824,895
Johnston NC Memorial Hospital Authority	5.300	10/01/2028	A2/AA-*	500,000	549,515
NC Medical Care Community Hospital Revenue Stanly Hospital	5.400	10/01/2014	BBB+@	10,000	10,024
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A1/AA-*	1,100,000	1,205,303
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.300	06/01/2029	A1/AA-*	645,000	732,236
NC Medical Care Community Hospital Revenue Baptist Hospital	4.800	06/01/2030	A1/AA-*	405,000	439,802
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,857,925
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A1/A+*/A+@	500,000	554,780
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	570,620
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A1/AA-*	1,000,000	1,131,810

					9,555,181
REFUNDING BONDS
9.01% of Net Assets
Bladen County NC Limited Obligation Refunding	4.500	06/01/2036	A1	750,000	804,128
Dare County NC Limited Obligation Refunding Series D	5.000	06/01/2029	Aa3/AA-*/AA-@	100,000	115,673
New Hanover County NC LimitedObligation	5.000	12/01/2027	Aa1/AA*	505,000	602,824
Pender County Limited Obligation Refunding	4.500	06/01/2036	Aa3	1,000,000	1,081,940
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa2/AA-*/AA@	125,000	155,751
Wilson County NC Limited Obligation	4.500	06/01/2036	Aa3	1,000,000	1,081,120
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,105,030
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,653,200
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	878,540
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3/AA-*/AA@	500,000	580,995

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Johnston County NC Installment Financing Contract	5.000%	10/15/2027	Aa3/AA*	$570,000	$654,354
Thomasville NC Combined Enterprise System Revenue	4.800	05/01/2028	A1/AA-*	435,000	494,060

					9,207,615
PUBLIC FACILITIES REVENUE BONDS
8.44% of Net Assets
Chatham County NC Limited Obligation	4.500	06/01/2033	Aa3/AA*	815,000	913,338
Wake County NC Limited Obligation Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,739,340
Charlotte NC Certificiates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	534,520
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	998,595
Mecklenburg County NC Certificates of Participation Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,132,320
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	200,000	215,362
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA-*	1,325,000	1,422,507
Forsyth County Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	384,128
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	301,854
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	113,237
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	874,740

					8,629,941
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.30% of Net Assets
Buncombe County Limited Obligation	5.000	06/01/2030	Aa2/AA+*	1,000,000	1,172,470
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	289,183
Orange County NC Public Facilities Company Limited Obligation	4.800	10/01/2032	Aa2/AA+*/AA+@	750,000	845,963
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	397,528
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,130,560
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,603,560
Wilmington NC Certificates of Participation Series A	5.000	06/01/2038	Aa2/AA*/AA@	250,000	278,868
Winston Salem NC Certificates of Participation Series A	4.800	06/01/2031	Aa1/AA+*/AA+@	670,000	716,135

					6,434,267
PREREFUNDED BONDS
5.11% of Net Assets
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA-*/AA-@	1,000,000	1,095,720
NC Eastern Municipal Power Agency Power System Series A	6.000	01/01/2026	A-*/A-@	275,000	369,779
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	A2/AA-*	2,500,000	2,738,200
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	1,022,512

					5,226,211
AIRPORT BONDS
4.49% of Net Assets
Charlotte NC Airport Revenue	5.300	07/01/2023	Aa3/A+*/A+@	1,000,000	1,052,740
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas International	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,118,380
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	266,584
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,651,754
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	494,930

					4,584,388
TURNPIKES AND TOLL ROAD BONDS
2.13% of Net Assets
NC State Turnpike Monroe Connector System	5.000	07/01/2029	Aa2/AA*	500,000	580,180
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,594,980

					2,175,160

Total Investments (cost $95,058,167) (See (a) below for further explanation) 99.17% of Net Assets					$101,339,564

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$6,485,601
Unrealized depreciation	(204,204)

Net unrealized appreciation	$6,281,397

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	101,339,564
Level 3	Significant Unobservable Inputs	—

$101,339,564

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.04% of Net Assets
Nash County NC Limited Obligation	3.000%	10/01/2015	Aa3/AA-*	$400,000	$424,584
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA-*	150,000	180,738
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	136,828
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	198,968
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	54,415
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	198,504
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	238,032
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	172,374
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	119,848
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2/AA*/AA@	200,000	235,332
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2	200,000	219,378
Davie County NC Community College	4.000	06/01/2013	Aa3/A+*	250,000	251,420
Harnett County NC Certificates of Participation	5.000	12/01/2015	A1/AA-*	125,000	139,289
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1/AA-*	200,000	230,802
Harnett County Certificates of Participation	3.500	06/01/2016	A1/AA-*	250,000	269,970
Henderson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA-*/AA-@	50,000	52,354
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	478,703
Lincoln County NC Certificates of Participation	5.000	06/01/2016	A1/AA-*/AA-@	200,000	226,820
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A-*	125,000	141,821
Onslow County NC Certificatesof Participation	5.000	06/01/2018	Aa3/A+*	140,000	157,081
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	106,508
Randolph County NC Certificates of Participation	5.000	02/01/2021	Aa3	100,000	110,524
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	229,422
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1/AA-*	105,000	124,188
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1/AA-*	205,000	239,698
Rutherford NC Certificates ofParticipation	4.000	12/01/2019	A1/AA-*	200,000	222,872
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1/AA-*	100,000	115,988
Sampson County NC Certificates of Participation	5.000	06/01/2014	A2/AA-*	50,000	52,560
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2/AA-*	400,000	457,668
Edgecombe County NC Schools	4.000	02/01/2015	A1/A+*	235,000	248,940

					6,035,629
MUNICIPAL UTILITY REVENUE BONDS
19.52% of Net Assets
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3/AA-*	100,000	113,454
Mooreville NC Certificates ofParticipation	4.125	09/01/2018	AA-*	250,000	277,765
Wilson NC Certificates of Participation	5.000	05/01/2016	A1/AA-*	200,000	225,402
Wilson NC Certificates of Participation	5.000	05/01/2018	A1/AA-*	160,000	183,928
Wilson NC Certificates of Participation	5.000	05/01/2022	A1/AA-*	350,000	390,173
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA*	140,000	154,613
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016		385,000	406,183
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	794,319
Moore County NC	5.000	06/01/2021	Aa3/AA-*	200,000	240,802
NC Eastern Municipal Power Agency Series D	4.000	01/01/2016	Baa1/A-*/A-@	95,000	103,276
NC Eastern Municipal Power Agency Series A	5.000	01/01/2016	/A-*A-@	50,000	55,804
NC Eastern Municipal Power Agency	5.000	01/01/2020	/A-*A-@	250,000	276,703
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3/AA-*/A-@	550,000	648,522
NC Eastern Municipal Power Agency	6.500	01/01/2018	Aa3/AA-*	100,000	124,386
NC Eastern Municipal Power Agency Series B	3.250	01/01/2015	Baa1/A-*/A-@	250,000	261,210
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	232,722
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	148,726
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	108,999
NC State Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2021	A2/A*/A@	250,000	293,718
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	139,876
Onslow NC Water & Sewer	4.250	06/01/2022	Baa2/A+*	150,000	165,191

					5,345,772
PUBLIC FACILITIES REVENUE BONDS
12.70% of Net Assets
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	141,797
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	500,539
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	298,812
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	106,773
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	127,518
Durham County NC Certificates of Participation Series A	5.000	06/01/2020	Aa1/AA+*	435,000	523,322
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	285,461
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	671,328
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3/AA-*	225,000	258,743
Mecklenburg County NC Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	105,000	121,521
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2016	Aa1/AA+*/AA+@	200,000	216,516
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3/AA-*	100,000	112,276
Wilmington NC Certificates of Participation Series A	4.200	06/01/2019	Aa2/AA*/AA@	100,000	113,875

					3,478,481
PREREFUNDED BONDS
11.97% of Net Assets
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	35,000	38,661
Buncombe County NC Certificates of Participation	5.000	04/01/2018	Aa2/AA+*	250,000	273,245
Catawba County NC Certificates of Participation Public Schools	5.250	06/01/2016	Aa2	125,000	132,251

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Catawba County NC Certificates of Participation Public Schools	5.250%	06/01/2018	Aa2	$125,000	$132,251
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	287,040
Henderson County NC Certificates of Participation	5.250	05/01/2020	Aa3/AA-*/AA-@	300,000	330,210
Lee County NC Certificates of Participation	5.000	04/01/2016	Aa3/AA-*	215,000	225,144
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	A2/AA-*	1,100,000	1,176,219
NC Medical Care Community Healthcare Facilities	4.000	10/01/2018	A1/AA-*/AA-@	50,000	52,798
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	162,759
Randolph County NC Certificates of Participation	5.000	06/01/2016	Aa3/AA-*	170,000	182,794
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*	250,000	284,965

					3,278,337
REFUNDING BONDS
8.16% of Net Assets
Dare County NC Limited Obligation Series D	4.000	06/01/2019	Aa3/AA-*/AA-@	100,000	114,499
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	238,713
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1/A*	225,000	254,851
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	83,447
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	412,206
Cumberland County NC Certificates of Participation Refunding	3.500	12/01/2020	Aa2/AA*	185,000	205,803
Haywood NC Certificates of Participation Refunding	5.000	10/01/2016	A1/A*	635,000	655,091
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA-*	150,000	160,902
Union County NC Limited Obligation	3.000	12/01/2018	Aa2/AA-*/AA@	100,000	109,615

					2,235,127
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.74% of Net Assets
NC State Capital Improvement Obligation Series A	5.000	05/01/2021	Aa1/AA+*/AA+@	500,000	612,410
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	135,091
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*/AA+@	100,000	117,041
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*/AA+@	100,000	113,444
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	173,786
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2020	Aa1/AA+*/AA+@	425,000	482,022
Salisbury NC Certificates of Participation	5.000	03/01/2019	A1/AA-*	145,000	172,942
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	112,242
NC State Public Improvement Series A	5.000	03/01/2019	Aaa/AAA*	15,000	16,261
NC State Capital Improvement Obligation Annual Appropriation Series A	5.000	05/01/2022	Aa1/AA+*/AA+@	155,000	185,172

					2,120,411
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.05% of Net Assets
University NC Wilmington Certificates of Participation	5.250	06/01/2021	A-*	100,000	108,622
University NC Wilmington Certificates of Participation	5.000	06/01/2014	A-*	40,000	41,975
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A-*	300,000	326,262
University NC Wilmington Certificates of Participation	4.375	06/01/2019	A-*	100,000	107,717
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A2/AA-*	100,000	112,367
Brunswick County NC CommunityCollege Series B	4.250	05/01/2022	Aa2/AA*/AA@	125,000	137,703
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	40,000	43,826
University of NC Series A	4.250	10/01/2021	Aa3	100,000	111,957
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	287,755
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	388,003
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	A1/AA-*	230,000	263,440

					1,929,627
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.25% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2018	Aa3/AA-*	200,000	226,850
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	225,424
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	168,480
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	A2/AA-*	100,000	105,622
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2/AA-*	180,000	208,778
NC Medical Care – Caromont Health	3.250	02/15/2018	A1/AA-*	370,000	397,106
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA-*/AA-@	100,000	104,943

					1,437,203
AIRPORT BONDS
2.26% of Net Assets
Charlotte NC Airport – Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	110,536
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	Aa3/A+*/A+@	350,000	384,241
Raleigh Durham NC Airport Authority Series B	5.000	11/01/2017	Aa3/AA-@	105,000	124,946

					619,723
TURNPIKES AND TOLL ROAD BONDS
1.35% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	Aa3/AA*/A+@	310,000	369,157

					369,157

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
.54% of Net Assets
NC Housing Finance Agency Series 31-B	3.850%	01/01/2017	Aa2/AA*	$140,000	$147,147

					147,147

Total Investments (cost $25,855,799)(See (a) below for further explanation) 98.58% of Net Assets					$26,996,614

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$11,149,120
Unrealized depreciation	(8,305)

Net unrealized appreciation	$11,140,815

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,996,614
Level 3	Significant Unobservable Inputs	—

$26,996,614

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
36.58% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2032	Aa3	$750,000	$809,948
Columbia TN Refunded Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,356,783
Columbia TN Broadband Network Revenue and Tax	5.000	03/01/2025	Aa2	1,000,000	1,069,510
Franklin TN Water and Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	965,333
Metropolitan Government Nashville and Davidson County	5.000	10/01/2033	Aa1/AA*	1,500,000	1,747,920
Chattanooga TN Electric Revenue Series A	5.000	09/01/2026	AA+*/AA@	250,000	286,523
Citizens Gas Utility DistrictTN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	272,698
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,394,550
Clarksville TN Electric Systems Revenue Series A	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,157,430
Clarksville TN Electric Systems Revenue Series A	5.000	09/01/2032	Aa2/AA-*	480,000	545,861
Clarksville TN Electric Systems Revenue Series A	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,263,020
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	999,076
Gallatin TN Water and Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,801,518
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	AA*	1,000,000	1,114,590
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	AA*	740,000	802,781
Harpeth Valley Utilities Davidson and Williamson Counties Utilities	5.000	09/01/2029	Aa3	1,410,000	1,481,360
Harpeth Valley Utilities Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,593,125
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,129,180
Knox-Chapman TN Utility District Knox County Water and Sewer	5.300	01/01/2036	AA-*	700,000	795,291
Knox Chapman TN Utilities Refunding & Impact	4.500	01/01/2027	AA-*	1,000,000	1,147,930
Metropolitan Government Nashville and Davidson County TN	4.800	05/15/2028	AA+*/AA+@	460,000	513,056
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2036	AA+*/AA+@	4,145,000	4,755,144
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	1,435,000	1,551,235
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	A2/AA-*	1,125,000	1,272,499
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	546,840
West Wilson Utility District TN Waterworks Revenue	4.800	06/01/2028	Aa3	2,460,000	2,679,088
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,373,674
White House Utility District TN Water and Sewer	5.000	01/01/2028	Aa3	1,235,000	1,341,815
White House Utility District TN Water and Sewer	5.000	01/01/2030	Aa3	2,505,000	2,720,706

					40,488,484
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.91% of Net Assets
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,134,670
TN State School Board Authority Higher Education Facilities	5.100	05/01/2033	Aa1/AA*/AA@	1,300,000	1,474,811
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	566,590
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,521,164
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,568,347
TN State School Board Authority Higher Education Facilities	4.800	05/01/2030	Aa1/AA*/AA+@	2,750,000	2,980,753
TN State School Board Authority Higher Education Facilities	5.000	05/01/2039	Aa1/AA*/AA+@	500,000	572,620
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA+@	500,000	595,260
lle & Davidson County TN Health & Education Facilities Vanderbilt University Series D	4.000	10/01/2031	Aa2/AA*/AA+@	1,500,000	1,605,330
Metropolitan TN Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,131,970
Metropolitan TN Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2/AA*/AA+@	900,000	1,081,764
Metropolitan TN Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2030	Aa2/AA*/AA+@	500,000	589,895
Shelby County TN Health Education Facilities Board Rhodes College	5.000	08/01/2030	A1/A+*	500,000	571,710

					15,394,884
PUBLIC FACILITIES REVENUE BONDS
10.50% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2/AA-*	100,000	114,960
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,703,175
Blount County TN Public Building Authority Local Government	4.800	06/01/2031	Aa2/AA-*	750,000	823,455
Pigeon Forge Industrial Development Board TN	5.000	06/01/2024	AA*	600,000	718,103
Pigeon Forge Industrial Development Board TN	5.000	06/01/2027	AA*	1,400,000	1,652,742
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2029	AA*	2,120,000	2,465,327
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	964,487
Memphis-Shelby County TN Sports Authority Memphis Arena	5.300	11/01/2026	Aa3/AA-*/A+@	500,000	570,670
Memphis-Shelby County Sports Authority	5.300	11/01/2027	Aa3/AA-*/A+@	750,000	844,493
Metropolitan Government Nashville & Davidson County TN Convention Center	5.000	07/01/2026	A1/A*	630,000	709,859
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2/AA-*	1,000,000	1,054,680

					11,621,951
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.89% of Net Assets
Rutherford County TN Health & Education Facilities Ascension Health	5.000	11/15/2040	Aa1/AA+*/AA+@	1,500,000	1,639,485
Shelby County TN Health Education and Housing Facilities	5.000	05/01/2027	A2/A+*	750,000	832,005
Shelby County TN Health Education and Housing Facilities	5.000	07/01/2031	Aa2/AAA@	4,750,000	5,176,788
Shelby County TN Health Education and Housing Facilities	5.300	09/01/2027	A2/AA-*	1,000,000	1,085,110

					8,733,388
PREREFUNDED BONDS
7.63% of Net Assets
Franklin County TN Health & Education Facilities Board University South Project	5.000	09/01/2025	A+*	1,000,000	1,109,100
Johnson City TN Health & Education Facilities Escrowed Series 2000 A	5.100	07/01/2025	BBB*	305,000	305,561
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	NR	320,000	327,219
Knoxville TN Waste Water System Revenue Improvement Series A	5.000	04/01/2037	Aa2/AA+*	370,000	403,855
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa1/AA*	4,025,000	4,796,069
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2023	Aa1/AA*	560,000	605,602
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2024	Aa1/AA*	565,000	610,906
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa1	205,000	241,193
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa1	35,000	41,179

					8,440,684

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
7.08% of Net Assets
Blount County TN Public Building Authority General Obligation	5.300%	06/01/2019	NR	$250,000	$259,530
Greene County TN General Obligation Series B	5.000	06/01/2024	A1	505,000	559,096
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2/AA-*	100,000	113,511
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa1/AA*	1,195,000	1,337,934
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa1/AA*	205,000	229,174
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2027	Aa1/AA*	500,000	606,420
Montgomery County TN General Obligation	4.800	05/01/2020	Aa2/AA+*	1,000,000	1,064,720
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa3/AA*	1,000,000	1,107,080
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1/AA+*/AA+@	1,200,000	1,452,515
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2/AA*/AA@	1,000,000	1,109,110

					7,839,090
STATE AND LOCAL MORTGAGE REVENUE BONDS
6.86% of Net Assets
Metropolitan Nashville & Davidson County TN Multi Family Housing	4.600	11/01/2026	NR	795,000	801,535
Oak Ridge TN Industrial Development Board Refunding Revenue	5.300	08/20/2018	Aaa	255,000	255,451
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa1/AA+*	685,000	715,277
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	685,000	717,483
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	505,000	532,316
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	740,000	780,478
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,465,000	1,541,048
TN Housing Development Agency Housing Finance Program	4.900	01/01/2025	Aa2	720,000	756,792
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	1,490,000	1,497,286

					7,597,666
SCHOOL IMPROVEMENT BONDS
4.34% of Net Assets
Cleveland TN General Obligation Series A	5.000	06/01/2027	Aa3/A+*	680,000	741,996
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,148,784
Overton County TN Refunding – Schools General Obligation	5.000	04/01/2018	Baa2	500,000	533,240
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,597,514
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	778,536

					4,800,070
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.11% of Net Assets
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	970,658
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	667,581
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	698,306

					2,336,545
ESCROWED TO MATURITY BONDS
1.15% of Net Assets
Johnson City TN Health & Education Facilities Medical Center	5.000	07/01/2018	BBB*	150,000	150,390
Johnson City TN Health & Education Facilities Mountain State	6.500	07/01/2014	Baa1/BBB+@	1,000,000	1,058,700
Metropolitan Nashville & Davidson County TN Water and Sewer	6.500	12/01/2014	Aaa/BBB*	60,000	66,167

					1,275,257
INDUSTRIAL REVENUE BONDS
.89% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3/AA-*	850,000	982,229

					982,229

Total Investments (cost $103,120,142)(See (a) below for further explanation) 98.94% of Net Assets					$109,510,248

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$6,577,286
Unrealized depreciation	(187,180)

Net unrealized appreciation	$6,390,106

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	109,510,248
Level 3	Significant Unobservable Inputs	—

$109,510,248

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
18.77% of Net Assets
Blount County TN Public Building Authority Series B-19	3.500%	06/01/2015	AA+/NR*	$200,000	$212,066
Dickson County TN Refunding	5.000	06/01/2015	A1/A+*	140,000	141,127
Johnson City TN Refunding	4.000	06/01/2015	AA@	400,000	428,980
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	218,801
Memphis TN General Obligation Series A	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	300,593
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	AA*	215,000	249,806
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	171,722
Rhea County TN	3.000	04/01/2018	A1	200,000	217,447
Unicoi County TN Refunding	5.250	04/01/2019	A1/A+*	200,000	242,554

					2,183,096
MUNICIPAL UTILITY REVENUE BONDS
16.26% of Net Assets
Lawrenceburg TN Refunding Water and Sewer	5.000	07/01/2015	A2	125,000	137,229
Castalian Springs – Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	280,987
Chattanooga TN Electric Revenue Series A	5.000	09/01/2021	AA+*/AA@	400,000	468,920
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	192,636
Cross Anchor TN Utility District	4.250	12/01/2015	AA-*	65,000	70,923
Cross Anchor TN Utility District	4.250	12/01/2016	AA-*	65,000	72,329
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	109,177
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA-*	50,000	57,246
Metropolitan Government Nashville & Davidson County Water &Sewer	5.250	01/01/2019	Aa2/AA-*	125,000	152,850
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	A3/AA-*	100,000	109,417
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2017	A3/AA-*	100,000	111,367
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	128,879

					1,891,960
PREREFUNDED BONDS
15.55% of Net Assets
Maury County TN School and Public Improvement	5.000	04/01/2016	Aa2	1,000,000	1,047,180
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	481,945
Metropolitan Government Nashville & Davidson County	5.000	01/01/2019	Aa1/AA*	200,000	238,624
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2017		35,000	41,258

					1,809,007
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
14.72% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2/AA-*	150,000	169,482
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA-*	175,000	207,359
Claiborne County TN Public Improvement Series A	5.000	04/01/2017	A+*	170,000	196,362
Gallatin County Capital Outlay Notes	4.630	01/01/2019	AA-*	100,000	118,327
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	118,708
Memphis TN Series A	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	225,884
Tennessee State Series A	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	380,626
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	178,184
Sevier County TN Public Building Authority	5.000	06/01/2019	AA-*	100,000	117,745

					1,712,677
SCHOOL IMPROVEMENT BONDS
8.97% of Net Assets
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	242,042
Madison County TN Refunding – School and Public Improvement	5.000	04/01/2018	Aa2/AA-*	175,000	191,410
Robertson County TN School	4.000	06/01/2020	Aa3/AA-*	250,000	281,403
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA-*	100,000	115,392
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa2	200,000	213,125

					1,043,372
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.49% of Net Assets
Shelby County TN Health Education & Housing Facilities	4.250	09/01/2020	AA*	265,000	298,226
Shelby County Health Education	5.250	09/01/2020	A2/AA-*	400,000	456,644

					754,870
STATE AND LOCAL MORTGAGE REVENUE BONDS
6.28% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	125,000	131,153
TN Housing Development Agency Series 1B	4.800	07/01/2024	Aa1/AA+*	235,000	246,066
TN Housing Development Agency Homeownership Program – 2	2.950	01/01/2015	Aa1/AA+*	100,000	103,407
TN State Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1/AA+*	250,000	250,145

					730,771
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.91% of Net Assets
Franklin County TN Health & Education Facilities	4.000	09/01/2019	A+*	500,000	571,020

					571,020

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
4.84% of Net Assets
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000%	11/01/2017	Aa3/AA-*/A+@	$275,000	$316,099
Metropolitan Government Nashville & Davidson County TN Convention	5.000	07/01/2015	A1/A*	125,000	136,136
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1/A*	100,000	110,480

					562,715
AIRPORT BONDS
2.25% of Net Assets
Metropolitan Nashville Airport Authority Series A	4.500	07/01/2014	A2/AA-*	250,000	261,428

					261,428

Total Investments (cost $11,079,727)(See (a) below for further explanation) 99.04% of Net Assets					$11,520,916

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$443,552
Unrealized depreciation	(2,362)

Net unrealized appreciation	$441,190

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,520,916
Level 3	Significant Unobservable Inputs	—

$11,520,916

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
64.85% of Net Assets
Federal Farm Credit Bank	3.850%	05/20/2021	Aaa/AA+*/AAA@	$500,000	$502,454
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AA+*/AAA@	1,550,000	1,647,163
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,912,883
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AA+*/AAA@	1,900,000	1,937,443
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	467,733
Federal Farm Credit Bank	5.840	07/20/2022	Aaa/AA+*/AAA@	2,650,000	3,469,775
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,538,744
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,514,472
Federal Farm Credit Bank	2.980	08/21/2026	Aaa/AA+*/AAA@	750,000	752,111
Federal Farm Credit Bank	3.000	03/18/2026	Aaa/AA+*	750,000	754,715

					16,497,493
FEDERAL HOME LOAN BANK
24.89% of Net Assets
Federal Home Loan Bank	2.665	03/08/2024	Aaa/AA+*	750,000	774,574
Federal Home Loan Bank	7.000	08/15/2014	Aaa/AA+*	500,000	546,435
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,237,655
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	627,130
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,641,652
Federal Home Loan Bank	5.550	06/19/2023	Aaa/AA+*	500,000	505,636

					6,333,082
FEDERAL NATIONAL MORTGAGE ASSOCIATION
5.57% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,417,011

					1,417,011
FEDERAL HOME LOAN MORTGAGE CORPORATION
3.86% of Net Assets
Federal Home Loan Mortgage Corporation	2.500	11/08/2024	Aaa/AA+*/AAA@	1,000,000	981,465

					981,465

Total Investments (cost $23,564,015) (See (a) below for further explanation) 99.17% of Net Assets					25,229,051

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,692,328
Unrealized depreciation	(28,459)

Net unrealized appreciation	$1,663,869

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

Valuation Inputs	Government Agencies	Total
Level 1 Quoted Prices	—
Level 2 Other Significant Observable Inputs	$25,229,051	$25,229,051
Level 3 Significant Unobservable Inputs	—	—

$25,229,051

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2013. The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issurer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
30.17% of Net Assets
Franklin County OH Convention Facilities Build America	6.540%	12/01/2036	Aa2/AA*	$515,000	$614,632
Franklin County OH Convention Facilities Build America	6.640	12/01/2042	Aa2/AA*	130,000	154,790
Rhode Island Convention Center	6.060	05/15/2035	Aa3/AA-*/AA-@	70,000	77,743
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2/AA-*	50,000	63,386
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	590,700
Grand Junction CO Certificates of Participation Build America	7.650	12/01/2040	A+*	50,000	58,320
Las Vegas NV Certificates of Participation	7.800	09/01/2039	Aa3/AA-*/AA-@	60,000	71,218
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	882,263
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	184,236
Talladega County AL Build America Bonds Recovery Zone	5.600	04/01/2040	A1	100,000	106,117
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA+*	250,000	301,578
Dallas Convention Center Hotel Development Corporation	7.088	01/01/2042	A1/A+*	280,000	354,494
Metro Government Nashville & Davidson County TN Sports Authoity	5.231	07/01/2033	Aa2/AA-*	100,000	110,828
Metropolitan Government Nashville & Davidson County TN Convention Build America	7.431	07/01/2043	A1/A*	160,000	198,408
Metropolitan Government Nashville and Davidson County TN	6.731	07/01/2043	Aa2/A*	125,000	156,886
Miami Lakes FL Special Obligation Build America	7.627	12/01/2040	Aa3/AA@	255,000	341,065
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	835,109

					5,101,773
MUNICIPAL UTILITY REVENUE BONDS
28.43% of Net Assets
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA-*	500,000	553,960
East Bethel MN Build America Utilities	7.000	02/01/2040	Aa3	250,000	285,570
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	374,138
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA-*	500,000	587,705
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1/AA-*	40,000	47,300
Gainesville FL Utilities System Revenue Build America	6.024	10/01/2040	Aa2/AA*/AA-@	250,000	304,793
Heber UT Light & Power Build America	7.000	12/15/2030	A2/AA-@	500,000	586,715
Louisville & Jefferson County KY Sewer District Build America	5.980	05/15/2040	Aa3/AA*/AA-@	250,000	312,658
Louisville & Jefferson County KY Sewer District Build America	6.250	05/15/2043	Aa3/AA*/AA-@	75,000	101,170
Metrolpolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3/AA-*	200,000	275,032
North Fort Bend Water Authority TX Water System Revenue	6.018	12/15/2035	A2/AA-*/A+@	250,000	276,542
Omaha NE Sewer Revenue Build America	6.191	12/01/2040	Aa2/AA*	400,000	441,548
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	483,876
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2/AA-*	60,000	64,837
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	110,340

					4,806,184
SCHOOL IMPROVEMENT BONDS
15.32% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	482,512
Denver County Public Schools Certificates of Participation	7.017	12/15/2037	Aa3/A+*	140,000	188,273
Armstrong School District PA Build America	7.000	03/15/2041	AA-*	750,000	859,725
Circleville OH City School District Build America	6.300	11/01/2040	Aa2	100,000	115,342
Coffee County TN Public Building Authority Build America	7.200	06/01/2044	AA-*	350,000	405,122
Edgewood OH City School District Build America	7.500	12/01/2037	Aa3/A+*	100,000	116,622
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	309,837
Ashland KY Independent School District Build America	6.200	08/01/2029	Aa3	100,000	113,346

					2,590,779
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
9.15% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3/A+*/A+@	250,000	278,405
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AA+*	250,000	278,423
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA-*	500,000	580,784
New York NY Build America	5.968	03/01/2036	Aa2/AA*/AA@	100,000	127,238
Scottsboro AL Build America	6.400	11/01/2040	A2/AA-*	250,000	282,823

					1,547,673
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.29% of Net Assets
CO State School of Mines Enterprises Revenue Build America	6.090	12/01/2029	Aa2/AA-*	110,000	131,273
Maine Health and Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	200,000	239,646
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	133,185
OK Development Finance Authority Lease Revenue	5.650	06/01/2041	AA*/AA@	410,000	441,923
University of Kentucky General Receipts Build America	5.700	11/01/2039	Aa2/AA-*	300,000	349,299
University NC Wilmington Revenue Build America	5.870	01/01/2035	A1	100,000	105,928

					1,401,254
TURNPIKES AND TOLL ROAD BONDS
2.12% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa1/AA-*/AA-@	300,000	358,353

					358,353

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds — 100% of Net Assets
March 31, 2013

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
1.83% of Net Assets
Bexar County TX Revenue BondsVenue Project Series B	6.980%	08/15/2032	Aa1/AA+*/A+@	$250,000	$310,243

					310,243
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.73% of Net Assets
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA*	250,000	292,697

					292,697
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.25% of Net Assets
Virginia State Housing Development Authority Taxable Rental	5.251	01/01/2039	Aa1/AA+*	200,000	210,532

					210,532

Total Investments (cost $14,757,025)(See (a) below for further explanation) 98.29% of Net Assets					$16,619,488

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,867,218
Unrealized depreciation	(4,755)

Net unrealized appreciation	$1,862,463

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2013 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	16,619,488
Level 3	Significant Unobservable Inputs	—

$16,619,488

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2013.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issurer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

Item 2.	Controls and Procedures.

On April 29, 2013 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on April 29, 2013 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:  Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  Thomas P. Dupree, Sr., President /s/

Date:  April 29, 2013

By:  Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  April 29, 2013